UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                    ----------
                          Gabelli Investor Funds, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                     Date of reporting period: June 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006










TO OUR SHAREHOLDERS,


      During the second quarter of 2006, The Gabelli ABC Fund (the "Fund") rose 2.4%, while the Standard & Poor's ("S&P") 500 Index lost 1.4% and the Lipper U.S. Treasury Money Market Fund Average rose 1.0%. For the six-month period ended June 30, 2006, the Fund was up 6.9% versus a gain of 2.7% for the S&P 500 Index and a rise of 1.9% for the Lipper U.S. Treasury Money Market Fund Average.


      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                ------------------------------------------------
                                                                                                              Since
                                                       Year to                                              Inception
                                             Quarter    Date      1 Year    3 Year    5 Year     10 Year    (5/14/93)
                                             -------    ----      ------    ------    ------     -------    ---------
 GABELLI ABC FUND .........................  2.43%      6.90%     10.32%     5.77%     4.29%     7.04%       7.61%

 S&P 500 Index ............................ (1.44)      2.71       8.62     11.21      2.49      8.32       10.45
 Lipper U.S. Treasury Money Market Avg. ...  1.00       1.88       3.31      1.64      1.49      3.14        3.39(b)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED SINCE APRIL 2002. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY
     BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
 (b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                     Beginning         Ending      Annualized    Expenses
                   Account Value   Account Value    Expense     Paid During
                     01/01/06         06/30/06        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI ABC FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli ABC Fund    $1,000.00        $1,069.00        0.65%        $3.33

HYPOTHETICAL 5% RETURN
Gabelli ABC Fund    $1,000.00        $1,021.57        0.65%        $3.26

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:

THE GABELLI ABC FUND

U.S. Government Obligations ..................   44.3%
Energy and Utilities .........................   13.5%
Health Care ..................................    5.8%
Diversified Industrial .......................    5.0%
Telecommunications ...........................    4.7%
Real Estate ..................................    4.3%
Hotels and Gaming ............................    3.7%
Business Services ............................    2.7%
Transportation ...............................    1.8%
Metals and Mining ............................    1.8%
Aviation: Parts and Services .................    1.6%
Automotive: Parts and Accessories ............    1.4%
Consumer Services ............................    1.3%
Publishing ...................................    1.0%
Electronics ..................................    1.0%
Retail .......................................    0.8%
Broadcasting .................................    0.8%
Financial Services ...........................    0.8%
Cable and Satellite ..........................    0.7%
Food and Beverage ............................    0.5%
Equipment and Supplies .......................    0.4%
Wireless Communications ......................    0.3%
Educational Services .........................    0.3%
Consumer Products ............................    0.2%
Computer Software and Services ...............    0.0%
Entertainment ................................    0.0%
Communications Equipment .....................    0.0%
Home Furnishings .............................    0.0%
Other Assets and Liabilities (Net) ...........    1.3%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------
                COMMON STOCKS -- 53.5%
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
    26,537      BERU AG ........................    $  2,328,889    $  2,545,662
    30,000      Dana Corp. .....................          60,145          79,200
     5,000      Federal-Mogul Corp.+ ...........          14,938           1,800
                                                    ------------    ------------
                                                       2,403,972       2,626,662
                                                    ------------    ------------
                AVIATION: PARTS AND SERVICES -- 1.6%
    55,000      Aviall Inc.+ ...................       2,572,099       2,613,600
    40,000      Fairchild Corp.,
                  Cl. A+ .......................         153,717          83,200
     8,000      Kaman Corp. ....................         140,332         145,600
                                                    ------------    ------------
                                                       2,866,148       2,842,400
                                                    ------------    ------------
                BROADCASTING -- 0.8%
    10,000      Cogeco Inc. ....................         194,810         179,163
    45,000      Crown Media Holdings Inc.,
                  Cl. A+ .......................         465,159         185,400
     2,000      Emmis Communications
                  Corp., Cl. A+ ................          32,259          31,280
       500      Liberty Media Holding Corp. -
                Capital, Cl. A+ ................          32,319          41,885
       500      Salem Communications Corp.,
                  Cl. A+ .......................           3,895           6,505
    30,000      Univision Communications
                  Inc., Cl. A+ .................       1,012,376       1,005,000
                                                    ------------    ------------
                                                       1,740,818       1,449,233
                                                    ------------    ------------
                BUSINESS SERVICES -- 1.8%
    60,000      BAA plc ........................         919,860       1,035,191
    10,000      RemedyTemp Inc., Cl. A+ ........         165,915         169,900
   105,000      SSA Global
                  Technologies Inc.+ ...........       2,006,367       2,034,900
     3,000      TNS Inc.+ ......................          61,480          62,070
                                                    ------------    ------------
                                                       3,153,622       3,302,061
                                                    ------------    ------------
                CABLE AND SATELLITE -- 0.7%
    35,000      Cablevision Systems Corp.,
                  Cl. A+ .......................         542,677         750,750
    20,000      PanAmSat Holding Corp. .........         490,360         499,600
                                                    ------------    ------------
                                                       1,033,037       1,250,350
                                                    ------------    ------------
                COMPUTER SOFTWARE AND SERVICES -- 0.0%
     1,000      Hummingbird Ltd.+ ..............          27,220          27,460
 1,215,000      StorageNetworks Inc. Escrow+ (a)               0          36,450
                                                    ------------    ------------
                                                          27,220          63,910
                                                    ------------    ------------
                CONSUMER PRODUCTS -- 0.2%
    50,000      Body Shop International plc ....         260,938         276,920
    55,000      Levcor International Inc.+ .....         128,920          46,750
    55,000      Revlon Inc., Cl. A+ ............         113,656          69,300
                                                    ------------    ------------
                                                         503,514         392,970
                                                    ------------    ------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------
                CONSUMER SERVICES -- 1.3%
    60,000      American Retirement Corp.+ .....    $  1,932,636    $  1,966,200
    12,000      IAC/InterActiveCorp+ ...........         292,694         317,880
     2,500      Liberty Media Holding Corp.
                  - Interactive, Cl. A+ ........          44,632          43,150
                                                    ------------    ------------
                                                       2,269,962       2,327,230
                                                    ------------    ------------
                DIVERSIFIED INDUSTRIAL -- 5.0%
     4,500      Ampco-Pittsburgh Corp. .........          59,219         128,925
   110,000      Applied Films Corp.+ ...........       3,100,718       3,133,900
    10,000      Bairnco Corp. ..................         119,140         117,300
   161,000      BOC Group plc ..................       4,355,834       4,707,011
     1,000      CFC International Inc.+ ........          16,455          16,440
    55,120      Harbor Global Co. Ltd.+ ........         267,922         502,143
     3,000      Katy Industries Inc.+ ..........          17,440           7,020
    48,900      WHX Corp.+ .....................         599,181         449,880
                                                    ------------    ------------
                                                       8,535,909       9,062,619
                                                    ------------    ------------
                EDUCATIONAL SERVICES -- 0.3%
    30,000      Concorde Career Colleges Inc.+ .         578,771         574,200
                                                    ------------    ------------
                ELECTRONICS -- 1.0%
    30,000      Excel Technology Inc.+ .........         894,672         897,600
     1,000      Fargo Electronics Inc.+ ........          24,750          25,390
       500      Leica Geosystems AG ............         220,139         269,928
    65,000      MoSys Inc.+ ....................         292,278         508,300
     1,140      Safran SA ......................          21,363          24,817
                                                    ------------    ------------
                                                       1,453,202       1,726,035
                                                    ------------    ------------
                ENERGY AND UTILITIES -- 13.5%
    22,500      Canada Southern Petroleum Ltd.+          248,956         267,750
   100,000      Endesa SA ......................       2,542,646       3,477,738
    10,000      Green Mountain Power Corp. .....         338,031         339,900
    92,000      Kerr-McGee Corp. ...............       6,311,835       6,380,200
    40,000      KeySpan Corp. ..................       1,624,575       1,616,000
     4,000      Kinder Morgan Inc. .............         400,858         399,560
     2,000      Maverick Tube Corp.+ ...........         126,137         126,380
    11,421      Mirant Corp.+ ..................         188,740         306,083
     1,000      Niko Resources Ltd. ............          57,455          56,472
    23,000      Northeast Utilities ............         412,975         475,410
    30,000      NorthWestern Corp. .............       1,043,550       1,030,500
    10,000      Oesterreichische
                  Elektrizitaetswirtschafts
                  AG, Cl. A ....................         528,859         480,923
       715      Petrohawk Energy Corp.+ ........           7,894           9,009
    25,000      Progress Energy Inc., CVO+ .....          13,000           7,500
     8,000      Remington Oil & Gas Corp.+ .....         337,704         351,760
    10,000      Stone Energy Corp.+ ............         497,746         465,500
    44,000      Suez SA, Strips+ ...............               0             563
   110,000      TransMontaigne Inc.+ ...........       1,092,307       1,233,100
   125,000      Western Gas Resources Inc. .....       7,479,125       7,481,250
                                                    ------------    ------------
                                                      23,252,393      24,505,598
                                                    ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------

                COMMON STOCKS (CONTINUED)
                ENTERTAINMENT -- 0.0%
     1,001      Chestnut Hill Ventures+ (a) ....    $      3,749    $     21,495
     1,000      Discovery Holding Co., Cl. A+ ..          12,527          14,630
                                                    ------------    ------------
                                                          16,276          36,125
                                                    ------------    ------------
                EQUIPMENT AND SUPPLIES -- 0.4%
    25,000      Baldwin Technology Co. Inc., Cl  A+       59,500         135,000
    10,000      Enodis plc .....................          38,128          39,943
     4,500      HeidelbergCement AG ............         327,161         506,504
                                                    ------------    ------------
                                                         424,789         681,447
                                                    ------------    ------------
                FINANCIAL SERVICES -- 0.8%
     3,000      Amvescap plc, ADR ..............          43,670          55,470
    10,000      Argonaut Group Inc.+ ...........         192,655         300,400
    15,000      Fifth Third Bancorp ............         704,898         554,250
     1,000      First Data Corp. ...............          28,875          45,040
     4,000      H&R Block Inc. .................          89,704          95,440
     3,000      Leucadia National Corp. ........          30,175          87,570
     4,000      Marshall & Ilsley Corp. ........         171,335         182,960
     5,018      NewAlliance Bancshares Inc. ....          69,527          71,808
       500      Republic Bancorp Inc. ..........           6,235           6,195
                                                    ------------    ------------
                                                       1,337,074       1,399,133
                                                    ------------    ------------
                FOOD AND BEVERAGE -- 0.5%
    20,000      Denny's Corp.+ .................          49,969          73,800
       500      Genesee Corp., Cl. A+ ..........             750             815
    12,200      Genesee Corp., Cl. B+ ..........           4,466          18,422
   142,100      Grupo Continental SA ...........         218,331         232,798
    10,000      Pernod-Ricard SA, ADR ..........         417,494         495,709
       400      Quilmes Industrial SA, ADR .....          19,091          19,648
                                                    ------------    ------------
                                                         710,101         841,192
                                                    ------------    ------------
                HEALTH CARE -- 5.8%
       234      Allergan Inc. ..................          27,202          25,099
    78,000      Andrx Corp.+ ...................       1,870,252       1,808,820
     2,300      Biacore International AB .......         102,451         104,505
     3,500      Biomet Inc. ....................         133,722         109,515
    75,000      Cambridge Antibody
                Technology Group plc+ ..........       1,846,133       1,844,592
    22,000      Cambridge Antibody Technology
                  Group plc, ADR+ ..............         536,798         537,680
    50,000      Diagnostic Products Corp. ......       2,889,161       2,908,500
    22,000      IMS Health Inc. ................         561,165         590,700
     5,000      Intermagnetics General Corp.+ ..         134,880         134,900
    10,000      Laserscope+ ....................         307,336         308,100
     1,000      NeuTec Pharma plc+ .............          20,854          19,287
     4,600      NWH Inc. .......................          81,696          82,966
     1,000      Pliva DD, GDR+ .................          25,493          26,855
    60,000      Serologicals Corp.+ ............       1,872,219       1,886,400
     6,000      Serono SA, ADR .................         109,542         102,900
                                                    ------------    ------------
                                                      10,518,904      10,490,819
                                                    ------------    ------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------
                HOTELS AND GAMING -- 3.7%
     5,000      Aztar Corp.+ ...................    $    186,641    $    259,800
     1,000      De Vere Group plc ..............          15,730          16,014
    34,000      GTECH Holdings Corp. ...........       1,138,378       1,182,520
    60,000      Kerzner International Ltd.+ ....       4,824,414       4,756,800
     6,000      Las Vegas Sands Corp.+ .........         196,343         467,160
                                                    ------------    ------------
                                                       6,361,506       6,682,294
                                                    ------------    ------------
                METALS AND MINING -- 1.8%
    18,000      Alcan Inc. .....................         702,032         844,920
     7,000      Barrick Gold Corp. .............         204,960         207,200
     5,000      Falconbridge Ltd., New York ....         258,535         264,250
    25,000      Falconbridge Ltd., Toronto .....         595,616       1,316,850
    12,000      Gold Fields Ltd., ADR ..........         152,908         274,800
    12,500      Novelis Inc. ...................         288,976         269,750
    10,000      Royal Oak Mines Inc.+ ..........          11,858             283
                                                    ------------    ------------
                                                       2,214,885       3,178,053
                                                    ------------    ------------
                PUBLISHING -- 1.0%
    24,000      Dow Jones & Co. Inc. ...........         952,360         840,240
    30,000      Tribune Co. ....................         973,859         972,900
                                                    ------------    ------------
                                                       1,926,219       1,813,140
                                                    ------------    ------------
                REAL ESTATE -- 4.3%
     4,000      Capital Title Group Inc. .......          30,965          29,480
    60,000      CarrAmerica Realty Corp. .......       2,675,679       2,673,000
     1,055      Case Pomeroy & Co. Inc., Cl. A         1,798,775       1,848,888
    71,800      Griffin Land & Nurseries Inc.+         1,659,198       2,243,750
       316      HomeFed Corp. ..................             566          21,567
     1,000      Inmobiliaria Colonial SA .......          79,018          79,429
       500      ProLogis .......................          11,325          26,060
    30,000      Trizec Properties Inc. .........         862,200         859,200
                                                    ------------    ------------
                                                       7,117,726       7,781,374
                                                    ------------    ------------
                RETAIL -- 0.8%
     1,000      Saks Inc. ......................          17,450          16,170
    13,000      SUPERVALU Inc. .................         386,750         399,100
    35,200      The Sportsman's Guide Inc.+ ....       1,068,832       1,073,600
                                                    ------------    ------------
                                                       1,473,032       1,488,870
                                                    ------------    ------------
                TELECOMMUNICATIONS -- 4.7%
    15,000      Corning Inc.+ ..................         193,678         362,850
 1,681,344      Eircom Group plc ...............       4,644,812       4,688,142
   255,000      Portugal Telecom SGPS SA .......       2,962,988       3,078,930
     6,000      Portugal Telecom SGPS SA, ADR ..          69,318          72,300
     3,000      Telegroup Inc.+ ................              31               1
    10,000      Verizon Communications Inc. ....         398,453         334,900
                                                    ------------    ------------
                                                       8,269,280       8,537,123
                                                    ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------

                COMMON STOCKS (CONTINUED)
                TRANSPORTATION -- 1.8%
    200,000     Associated British
                  Ports Holdings plc ...........    $  3,293,624    $  3,339,682
                                                    ------------    ------------
                WIRELESS COMMUNICATIONS -- 0.3%
       500      American Tower Corp., Cl. A+ ...           7,707          15,560
    14,000      Metricom Inc.+ .................           1,680              20
    10,000      Telesystem International
                  Wireless Inc. ................               0              80
    10,000      United States Cellular Corp.+ ..         466,745         606,000
    50,000      Winstar Communications Inc.+ (a)           2,125              50
                                                    ------------    ------------
                                                         478,257         621,710
                                                    ------------    ------------
                TOTAL COMMON STOCKS ............      91,960,241      97,014,230
                                                    ------------    ------------

                PREFERRED  STOCKS  -- 0.0%
                COMMUNICATIONS  EQUIPMENT  -- 0.0%
                RSL Communications Ltd.,
      2,000       7.500% Cv. Pfd.,
                  Ser. A+ (a)(b) ...............             185               0
      1,000       7.500% Cv. Pfd.+ (a)(b) ......              93               0
                                                    ------------    ------------
                                                             278               0
                                                    ------------    ------------
                HOME FURNISHINGS -- 0.0%
      8,000     O'Sullivan Industries
                  Holdings Inc.,
                  12.000% Pfd.+ ................           4,750               0
                                                    ------------    ------------
                TOTAL PREFERRED STOCKS .........           5,028               0
                                                    ------------    ------------
   PRINCIPAL
    AMOUNT
   --------

                CORPORATE BONDS -- 0.6%
                BUSINESS SERVICES -- 0.6%
 $1,500,000     GP Strategies Corp., Sub. Deb.,
                  6.000%, 08/14/08 (a)(c) ......       1,214,771         991,152
                                                    ------------    ------------
                COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000     Exodus Communications Inc.,
                  Sub. Deb. Cv.,
                  5.250%, 02/15/08+ (a)(b) .....           2,250               0
                                                    ------------    ------------
                RETAIL -- 0.0%
    200,000     RDM Sports Group Inc.,
                  Sub. Deb.,
                  8.000%, 08/15/03+ (a)(b) .....           4,000           4,000
                                                    ------------    ------------
                TRANSPORTATION -- 0.0%
    850,000     Builders Transport Inc.,
                  Sub. Deb. Cv.,
                  6.500%, 05/01/11+ (a)(b) .....           8,500               0
                                                    ------------    ------------
                TOTAL CORPORATE BONDS ..........       1,229,521         995,152
                                                    ------------    ------------

                                                                       MARKET
    SHARES                                               COST          VALUE
    ------                                               ----         -------

                WARRANTS -- 0.3%
                BUSINESS SERVICES -- 0.3%
    196,823     GP Strategies Corp., expire
                  08/14/08+ (a)(c) .............    $    477,799    $    505,716
                                                    ------------    ------------
                CONSUMER PRODUCTS -- 0.0%
     10,396     Pillowtex Corp.,
                  expire 11/24/09+ .............          45,461               1
                                                    ------------    ------------
                DIVERSIFIED INDUSTRIAL -- 0.0%
    284,777     National Patent
                  Development Corp., expire
                  08/14/08+ (a)(c) .............               0          28,437
      6,533     WHX Corp., expire 02/28/08+ ....          53,205           4,900
                                                    ------------    ------------
                                                          53,205          33,337
                                                    ------------    ------------
                TOTAL WARRANTS .................         576,465         539,054
                                                    ------------    ------------
   PRINCIPAL
    AMOUNT
    ------

                U.S. GOVERNMENT OBLIGATIONS -- 44.3%
$80,819,000     U.S. Treasury Bills,
                  4.656% to 4.911%++,
                  07/06/06 to 10/12/06 .........      80,364,492      80,354,275
                                                    ------------    ------------
                TOTAL
                  INVESTMENTS -- 98.7% .........    $174,135,747     178,902,711
                                                    ============
                OTHER ASSETS AND LIABILITIES (NET) -- 1.3%             2,362,414
                                                                    ------------
                NET ASSETS -- 100.0% ...........................    $181,265,125
                                                                    ============
----------------
 (a) Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $1,587,300 or 0.88% of total net assets.
 (b) Security in default.
 (c) At June 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $1,525,305 or 0.84% of net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                                       06/30/06
  SHARES/                                                                         CARRYING
 PRINCIPAL                                      ACQUISITION     ACQUISITION         VALUE
  AMOUNT     ISSUER                                 DATE           COST           PER UNIT
  ------     ------                             -----------     ----------        --------

   284,777  National Patent Development Corp.
              warrants expire 08/14/08 .........   11/24/04   $     0.00         $ 0.0999
   196,823  GP Strategies Corp.
              warrants expire 08/14/08 ........    08/08/03      477,799           2.5694
$1,500,000  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 .................   08/08/03    1,022,201          66.0768

 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 GDR Global Depository Receipt

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS:
  Investments, at value (cost $174,135,747) .................  $178,902,711
  Foreign currency, at value (cost $4,277,122) ..............     4,299,919
  Cash ......................................................           835
  Receivable for investments sold ...........................     2,455,859
  Dividends and interest receivable .........................       101,469
  Receivable for Fund shares sold ...........................            50
  Other assets ..............................................         4,301
                                                               ------------
  TOTAL ASSETS ..............................................   185,765,144
                                                               ------------
LIABILITIES:
  Payable for investments purchased .........................     4,285,523
  Payable for investment advisory fees ......................        79,069
  Payable for Fund shares redeemed ..........................        26,109
  Other accrued expenses ....................................       109,318
                                                               ------------
  TOTAL LIABILITIES .........................................     4,500,019
                                                               ------------
  NET ASSETS applicable to 17,220,148
    shares outstanding ......................................  $181,265,125
                                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........................  $     17,220
  Additional paid-in capital ................................   167,140,735
  Accumulated net investment income .........................     1,617,050
  Accumulated net realized gain on investments
    and foreign currency transactions .......................     7,701,357
  Net unrealized appreciation on investments ................     4,766,964
  Net unrealized appreciation on foreign
    currency translations ...................................        21,799
                                                               ------------
  NET ASSETS ................................................  $181,265,125
                                                               ============
  NET ASSET VALUE, offering and redemption price
    per share ($181,265,125 / 17,220,148 shares
    outstanding; 1,000,000,000 shares authorized)                    $10.53
                                                                     ======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $37,860) ...............   $   695,519
  Interest ..................................................     1,635,629
                                                                -----------
  TOTAL INVESTMENT INCOME ...................................     2,331,148
                                                                -----------
EXPENSES:
  Investment advisory fees ..................................       889,492
  Shareholder communications expenses .......................        29,058
  Legal and audit fees ......................................        24,228
  Shareholder services fees .................................        21,242
  Registration expenses .....................................        12,977
  Custodian fees ............................................        24,540
  Directors' fees ...........................................         4,691
  Miscellaneous expenses ....................................        36,436
                                                                -----------
  TOTAL EXPENSES ............................................     1,042,664
                                                                -----------
  Less:
    Custodian fee credits ...................................       (17,375)
    Fees waived (see Note 3) ................................      (444,746)
                                                                -----------
  TOTAL NET EXPENSES ........................................       580,543
                                                                -----------
  NET INVESTMENT INCOME .....................................     1,750,605
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................     7,718,495
  Net realized gain on foreign
    currency transactions ...................................       196,789
                                                                -----------
  Net realized gain on investments
    and foreign currency transactions .......................     7,915,284
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................................     2,076,546
                                                                -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ........................     9,991,830
                                                                -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $11,742,435
                                                                ===========

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2006         YEAR ENDED
                                                                                 (UNAUDITED)       DECEMBER 31, 2005
                                                                             ------------------    -----------------

OPERATIONS:
  Net investment income ....................................................    $  1,750,605        $  2,991,937
  Net realized gain on investments and foreign currency transactions .......       7,915,284           6,750,946
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..........................................       2,076,546             862,232
                                                                                ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      11,742,435          10,605,115
                                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ....................................................              --          (2,627,453)
  Net realized gain on investments .........................................              --          (5,954,327)
                                                                                ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................              --          (8,581,780)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets from capital share transactions ...............      (7,466,651)       (126,289,556)
                                                                                ------------        ------------
  REDEMPTION FEES ..........................................................               4                 332
                                                                                ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................       4,275,788        (124,265,889)
NET ASSETS:
  Beginning of period ......................................................     176,989,337         301,255,226
                                                                                ------------        ------------
  End of period (including undistributed net investment income
    of $1,617,050 and $0, respectively) ....................................    $181,265,125        $176,989,337
                                                                                ============        ============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") of the Fund, including the Fund's use of the tax accounting practice known as equalization. For the fiscal year ended December 31, 2005, reclassifications were made to increase accumulated distributions in excess of net investment income by $420,539 and to increase accumulated distributions in excess of net realized gain on investments by $916,684, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

    DISTRIBUTIONS PAID FROM:
    Ordinary income (inclusive of short-term capital gains)..   $9,621,608
    Net long-term capital gains .............................      191,573
                                                                ----------
    Total distributions paid ................................   $9,813,181
                                                                ==========

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:


      Net unrealized appreciation ........................... $2,519,735
      Other temporary differences ...........................   (155,000)
                                                              ----------
      Total accumulated gain ................................ $2,364,735
                                                              ==========

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:


                                      GROSS           GROSS       NET UNREALIZED
                                   UNREALIZED      UNREALIZED      APPRECIATION/
                       COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                       ----       ------------    ------------    --------------
Investments .....  $174,336,607     $6,436,938     $(1,870,834)     $4,566,104

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Since April 1, 2002, the Adviser has voluntarily agreed to reduce its advisory fee by 0.50%, but may increase or decrease the advisory fee rate reduction at any time. The Fund's expenses were reduced by $444,746 for the six months ended June 30, 2006. Such amounts are not recoverable in future years.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $176,848,194 and $94,803,101, respectively.

5. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $91,487 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2006, there were no borrowings from the line of credit.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:


                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2006                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2005
                                                      ----------------------------     -----------------------------
                                                          SHARES          AMOUNT          SHARES           AMOUNT
                                                      ----------------------------     -----------------------------
Shares sold ........................................     413,853      $  4,299,473          593,644    $   5,899,245
Shares issued upon reinvestment of dividends .......          --                --          640,813        6,305,599
Shares redeemed ....................................  (1,162,895)      (11,766,124)     (13,838,307)    (138,494,400)
                                                      ----------      ------------     ------------    -------------
  Net decrease .....................................    (749,042)     $ (7,466,651)     (12,603,850)   $(126,289,556)
                                                      ==========      ============     ============    =============

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Fund shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $4 and $332, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2006      -------------------------------------------------------------
                                            (UNAUDITED)          2005         2004          2003         2002         2001
                                        ------------------    --------     --------      --------     --------     --------

OPERATING PERFORMANCE:
   Net asset value, beginning of period ... $   9.85          $   9.85     $   9.83      $   9.64     $   9.65     $   9.45
                                            --------          --------     --------      --------     --------     --------
   Net investment income ..................     0.10              0.17         0.08          0.05         0.07         0.10
   Net realized and unrealized gain
     on investments .......................     0.58              0.32         0.11          0.43         0.01         0.33
                                            --------          --------     --------      --------     --------     --------
   Total from investment operations .......     0.68              0.49         0.19          0.48         0.08         0.43
                                            --------          --------     --------      --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................       --             (0.15)       (0.08)        (0.01)       (0.05)       (0.09)
   Net realized gain on investments .......       --             (0.34)       (0.09)        (0.28)       (0.04)       (0.14)
                                            --------          --------     --------      --------     --------     --------
   Total distributions ....................       --             (0.49)       (0.17)        (0.29)       (0.09)       (0.23)
                                            --------          --------     --------      --------     --------     --------
REDEMPTION FEES ...........................     0.00(a)           0.00(a)      0.00(a)         --           --           --
                                            --------          --------     --------      --------     --------     --------
   NET ASSET VALUE, END OF PERIOD ......... $  10.53          $   9.85     $   9.85      $   9.83     $   9.64     $   9.65
                                            ========          ========     ========      ========     ========     ========
   Total return+ ..........................     6.9%              5.0%         1.9%          4.9%         0.9%         4.6%
                                            ========          ========     ========      ========     ========     ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ... $181,265          $176,989     $301,255      $294,070     $261,014     $167,409
   Ratio of net investment income to
     average net assets ...................    1.97%(b)          1.26%        0.83%         0.59%        0.74%        1.43%
   Ratio of operating expenses to average
     net asset before fees waived .........    1.17%(b)          1.14%        1.15%         1.40%        1.39%        1.46%(d)
   Ratio of operating expenses to average
     net asset net of fees waived .........    0.67%(b)(c)       0.64%(c)     0.61%         0.65%        0.99%        1.46%(d)
   Portfolio turnover rate ................      86%              127%         141%          244%         252%         308%

--------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) Annualized.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended June 30, 2006 and the year ended December 31, 2005 would have been 0.65% and 0.62%, respectively.
(d) The fund incurred interest expense during the year ended December 31, 2001. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.44%.





                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 14, 2006, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was well above average in its category for all relevant periods.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent board members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of diversified specialty funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were at the low end of its peer group. The independent board members also noted that the advisory fee structure after fee waivers was much lower than that in effect for most of the Gabelli funds. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The independent board members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board on the assumption that the fee waivers currently in place would remain in place.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                   Mary E. Hauck
CHAIRMAN AND CHIEF                      FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                       GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                   MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                     Werner J. Roeder, MD
ATTORNEY-AT-LAW                         MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.               LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                         James E. McKee
PRESIDENT                               SECRETARY

Agnes Mullady                           Peter D. Goldstein
TREASURER                               CHIEF COMPLIANCE OFFICER



                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB408Q206SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH






                                                    THE
                                                    GABELLI
                                                    ABC
                                                    FUND








                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer

Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.